Deferred transaction costs - Additional Information (Details)			3 Months Ended	12 Months Ended
	Mar. 31, 2023 $ / shares	Mar. 31, 2022 USD ($) D tranche $ / shares shares	Mar. 31, 2022 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Jan. 04, 2023 $ / shares	Mar. 30, 2022 shares	Dec. 31, 2020 shares
Deferred transaction costs
Number of shares authorized		555,000,000	555,000,000	555,000,000	93,922,712			93,922,712
Number of shares issued				139,026,084	85,288,744			85,288,744
Number of shares outstanding				139,026,084			13,949,001
Par value per share | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Number of warrants outstanding		17,433,333	17,433,333	17,433,333
Exercise price of warrant | $ / shares		$ 11.50	$ 11.50	$ 11.50
Number of common shares A and Earnout Shares issued to each shareholder of Swvl Inc		1,510	1,510	1,510
Number of Parent Company's common Shares A and Earnout RSUs that each converted option entitles		1,510	1,510	1,510
Consulting and legal fees | $				$ 1,112,362	$ 7,355,404
Earnouts liabilities
Deferred transaction costs
Number of additional shares the eligible shareholders may receive		15,000,000	15,000,000
Number of equal tranches | tranche		3
Number of shares in each tranche		5,000,000	5,000,000
Volume-weighted average closing sale price one | $ / shares	$ 12.50	$ 12.50
Volume-weighted average closing sale price two | $ / shares		15.00
Volume-weighted average closing sale price three | $ / shares		$ 17.50	$ 17.50
Number of trading days to determine volume-weighted average closing sale price | D		20
Number of consecutive trading day period to determine volume-weighted average closing sale price | D		30
Public Warrants
Deferred transaction costs
Number of warrants outstanding		11,500,000	11,500,000	11,500,000
Private Warrants
Deferred transaction costs
Number of warrants outstanding		5,933,333	5,933,333	5,933,333
Class A Ordinary Shares
Deferred transaction costs
Number of shares authorized		500,000,000	500,000,000
Number of shares issued		118,496,102	118,496,102	118,496,102
Number of shares outstanding				118,496,102
Par value per share | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Number of shares that each warrant entitles		1	1	1
Number of shares purchased by PIPE investors		16,120,000
Aggregate purchase price of shares | $		$ 145,900,000
Preferred shares
Deferred transaction costs
Number of shares authorized		55,000,000	55,000,000	55,000,000
Par value per share | $ / shares		$ 0.0001	$ 0.0001